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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.): [ ]  is a restatement.
                                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jay G. Goldman
Address: 152 W. 57th Street
         New York, NY 10019

Form 13F File Number: 28-10464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jay G. Goldman
Title:
Phone: (212) 262-4343

Signature, Place, and Date of Signing:

    /s/ Jay G. Goldman           New York, NY           February 13, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $13,081
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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                          FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------            -------------- --------- -------- ---------------- ---------- -------- -----------------
                                                                                           VOTING AUTHORITY
                                                                                           -----------------
                                              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER      TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
--------------      -------------- --------- -------- ------- --- ---- ---------- -------- ---- ------- ----
ATLAS AIR
  WORLDWIDE
  HOLDINGS CMN         COM NEW     049164205     699   14,254 SH        DEFINED                  14,254
CEDAR SHOPPING
  CENTERS, INC.
  CMN                  COM NEW     150602209   1,627  110,545 SH        DEFINED                 110,545
CENDANT
  CORPORATION
  CMN                    COM       151313103     229   14,064 SH        DEFINED                  14,064
COMPLETE
  PRODUCTION
  SERVICES CMN           COM       20453E109       8      350 SH        DEFINED                     350
DADE BEHRING
  HOLDINGS INC
  CMN                   CL A       23342J206     294    7,050 SH        DEFINED                   7,050
ELECTRONIC ARTS
  CMN                    COM       285512109      30      700 SH        DEFINED                     700
EMBARQ
  CORPORATION
  CMN                   CL A       29078E105   1,331   32,470 SH        DEFINED                  32,470
FALCONBRIDGE
  LIMITED CMN            COM       306104100   1,777   33,622 SH        DEFINED                  33,622
FOOT LOCKER, INC.
  CMN                    COM       344849104   1,451   59,260 SH        DEFINED                  59,260
FOREST
  LABORATORIES
  INC CMN                COM       345838106      38      984 SH        DEFINED                     984
INCO LIMITED CMN         COM       453258402     232    3,516 SH        DEFINED                   3,516
KERR-MCGEE
  CORPORATION
  CMN                    COM       492386107     878   12,656 SH        DEFINED                  12,656
O'CHARLEYS INC
  CMN                    COM       670823103   1,022   60,098 SH        DEFINED                  60,098
SCO GROUP INC CMN        COM       78403A106       4    1,034 SH        DEFINED                   1,034
SPRINT NEXTEL
  CORPORATION
  CMN                  COM FON     852061100     166    8,319 SH        DEFINED                   8,319
TITAN
  INTERNATIONAL
  INC (NEW)              COM       88830M102   1,499   80,126 SH        DEFINED                  80,126
VIACOM INC.
  CMNCLASS              CL B       92553P201     448   12,500 SH        DEFINED                  12,500
CALL/AXP(AXPAJ)@
  50 EXP0           LISTED OPTION  0250049AJ      86      147     CALL  DEFINED                     147
CALL/MO(VPMAO)
  @75EXP0           LISTED OPTION  0220959AO      81      170     CALL  DEFINED                     170
CALL/
  UVN(UVNIG)@35EXP0 LISTED OPTION  9140009IG       3       90     CALL  DEFINED                      90
CALL/VIAB(VMBIH)
  @40EXP0           LISTED OPTION  9250009IH       1       34     CALL  DEFINED                      34
CALL/VIAB(ZWVAH)
  @40EXP0           LISTED OPTION  925524ADB       1       68     CALL  DEFINED                      68
CALL/AXP(AXPAJ)@
  50 EXP0           LISTED OPTION  0250049AJ      86      147     CALL  DEFINED                     147
CALL/
  MO(MOGO)@75EXP0   LISTED OPTION  0220009GO      49      442     CALL  DEFINED                     442
CALL/
  MO(MOIO)@75EXP0   LISTED OPTION  0220009IO     128      442     CALL  DEFINED                     442
CALL/MO(VPMAO)
  @75EXP0           LISTED OPTION  0220959AO     494    1,040     CALL  DEFINED                   1,040
CALL/MO(VPMAP)
  @80EXP0           LISTED OPTION  0220939AP     272    1,086     CALL  DEFINED                   1,086
CALL/
  UVN(UVNIG)@35EXP0 LISTED OPTION  9140009IG       3       90     CALL  DEFINED                      90
CALL/VIAB(VMBIH)
  @40EXP0           LISTED OPTION  9250009IH       1       34     CALL  DEFINED                      34
CALL/VIAB(ZWVAH)
  @40EXP0           LISTED OPTION  925524ADB       1       68     CALL  DEFINED                      68
PUT/FRX(FRXTE)
  @25EXP0           LISTED OPTION  3450009TE       1        8      PUT  DEFINED                       8
PUT/IWM(DIWSQ)
  @69EXP0           LISTED OPTION  46400E9SQ      11      196      PUT  DEFINED                     196
PUT/IWM(DIWSR)
  @70EXP0           LISTED OPTION  46400I9SR      16      196      PUT  DEFINED                     196
PUT/NYX(NYXVK)
  @55EXP1           LISTED OPTION  6290019VK      48      185      PUT  DEFINED                     185
PUT/OIH(OIHSH)@140
  EXP0              LISTED OPTION  6780009SH       2       12      PUT  DEFINED                      12
PUT/SPX(SZPSH)
  @1,240 EXP0       LISTED OPTION  6480019SH      19       39      PUT  DEFINED                      39
PUT/FRX(FRXTE)
  @25EXP0           LISTED OPTION  3450009TE       1        8      PUT  DEFINED                       8
PUT/IWM(DIWSQ)
  @69EXP0           LISTED OPTION  46400E9SQ      11      196      PUT  DEFINED                     196
PUT/IWM(DIWSR)
  @70EXP0           LISTED OPTION  46400I9SR      16      196      PUT  DEFINED                     196
PUT/OIH(OIHSH)@140
  EXP0              LISTED OPTION  6780009SH       2       12      PUT  DEFINED                      12
PUT/SPX(SZPSH)
  @1,240 EXP0       LISTED OPTION  6480019SH      19       39      PUT  DEFINED                      39
                                              ------
                                              13,081
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